Income tax expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Standard tax rate applicable in France	25.80%	28.40%	32.00%
Difference between the standard French tax rate and the rates applicable to the Sanofi	(6.50%)	(9.50%)	(18.20%)
Revisions to tax exposures and settlements of tax disputes	(0.80%)	1.00%	0.50%
Fair value remeasurement of contingent considerations	(0.20%)	0.00%	0.00%
Other items	0.90%	0.10%	(1.20%)
Effective tax rate	19.20%	20.00%	13.10%